SEGMENT REPORTING (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT REPORTING
Reportable segment | item	1
UNITED STATES | Land and Building [Member]
SEGMENT REPORTING
Long-Lived Assets | $	$ 89,231	$ 92,662	$ 96,173